SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Operating segments [Abstract]
Disclosure of operating segments

	2017	2016

Segmented net sales:
Printwear	$1,821,995	$1,651,079
Branded Apparel	928,821	933,991
Total net sales	$2,750,816	$2,585,070

Segment operating income:
Printwear	$438,307	$388,052
Branded Apparel	86,570	85,445
Total segment operating income	$524,877	$473,497

Reconciliation to consolidated earnings before income taxes:
Total segment operating income	$524,877	$473,497
Amortization of intangible assets, excluding software	(20,786)	(18,106)
Corporate expenses	(80,195)	(72,121)
Restructuring and acquisition-related costs	(22,894)	(11,746)
Financial expenses, net	(24,186)	(19,686)
Earnings before income taxes	$376,816	$351,838

Additions to property, plant and equipment, intangible assets, and goodwill
(including additions from business acquisitions and transfers):
Printwear	$147,737	$148,205
Branded Apparel	17,811	80,855
Corporate	7,401	4,357
Assets not yet utilized in operations, net of transfers	21,464	(24,131)
	$194,413	$209,286

Depreciation of property, plant and equipment:
Printwear	$93,353	$77,436
Branded Apparel	35,674	38,924
Corporate	7,529	2,948
	$136,556	$119,308

25. SEGMENT INFORMATION (continued):

The reconciliation of total assets to segmented assets is as follows:

	December 31, 2017	January 1, 2017

Segmented assets:(1)
Printwear	$1,726,945	$1,640,739
Branded Apparel	1,065,474	1,177,843
Total segmented assets	2,792,419	2,818,582
Unallocated assets:
Cash and cash equivalents	52,795	38,197
Income taxes receivable	3,891	—
Deferred income taxes	—	1,500
Assets not yet utilized in operations	82,467	60,552
Other - primarily corporate assets	49,133	71,313
Consolidated assets	$2,980,705	$2,990,144

Disclosure of geographical areas
Net sales were derived from customers located in the following geographic areas:

	2017	2016

United States	$2,382,800	$2,253,910
Canada	131,025	118,955
Europe and other	236,991	212,205
	$2,750,816	$2,585,070
Property, plant and equipment, intangible assets, and goodwill, were allocated to geographic areas as follows:

	December 31, 2017	January 1, 2017

United States	$487,228	$841,694
Canada	141,820	151,508
Honduras	386,348	400,438
Caribbean Basin	559,422	159,419
Other	89,176	80,153
	$1,663,994	$1,633,212

Disclosure of products and services	Net sales by major product group were as follows:

	2017	2016

Activewear and underwear	$2,169,709	$1,993,012
Socks and hosiery	581,107	592,058
	$2,750,816	$2,585,070

Disclosure of major customers	The Company has two customers accounting for at least 10% of total net sales.

	2017	2016

Customer A	16.5%	18.2%
Customer B	11.9%	12.4%